Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Parties
18.	Related Parties
The Company has engaged in revenue transactions within the ordinary course of business with entities affiliated with its private equity sponsors and with members of the Company’s board of directors. During each of the nine months ended September 30, 2021 and 2020 the Company recorded revenue of $0.7 million and $0.6 million, respectively. The associated receivable for the revenue transactions amounted to
 $0.1
million and $0.7 million at September 30, 2021 and December 31, 2020, respectively.
The Company reimburses its private equity sponsors for services and any related travel and out-of-pocket
expenses. During the nine months ended September 30, 2021, the Company had expenses for services, travel and out-of-pocket
expenses to its private equity sponsors of $0.2 million and was not material for the nine months ended September 30, 2020. The associated payable for the service transactions was not material at September 30, 2021 and December 31, 2020.
On September 17, 2021, Definitive OpCo entered into an agreement to reimburse approximately $0.9 million in aggregate documented expenses incurred by Advent International, 22C Capital LLC (“22C Capital”), Spectrum Equity Management, L.P. (“Spectrum Equity”),
Jason Krantz and MHDH AB and in connection with the Reorganization Transactions. The amounts were included in accrued expenses and other current liabilities as of September 30, 2021 and are expected to be paid in the fourth quarter of 2021.
D
uring the second quarter of 2021, the Company issued 363,516 new Class A units worth $5.8 million to members of the Company’s board of directors. Further, in connection with Definitive Healthcare’s IPO, the underwriters reserved 5% of the common shares for sale at the initial offering price to the Company’s directors, officers and selected senior managers (the “Directed Share Program”). Richard Booth and Samuel A. Hamood participated in the Directed Share Program and purchased 7,407 and 37,037 shares of Class A Common Stock, respectively
.

18.	Related Parties
The Company reimburses its private equity sponsors for services and any related travel and out-of-pocket expenses. During the years ended December 31, 2020, and 2019, the Company had expenses for services, travel and out-of-pocket expenses to its private equity sponsors of $0.1 million and $0.0 million, respectively. The associated payable for the service transactions was de minimis at December 31, 2020 and 2019.
The Company has engaged in revenue transactions within the ordinary course of business with entities affiliated with its private equity sponsors and with members of the Company’s board of directors. During the years ended December 31, 2020, and 2019 the Company recorded revenue of $0.4 million and $0.2 million, respectively. The associated receivables for the revenue transactions were $0.1 million and $0.1 million at December 31, 2020 and 2019, respectively.